Shareholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory capital ratios
Total risk-based capital	$ 29,173	$ 25,947
Tier 1 capital Minimum	4.00%
Tier 1 capital Well Capitalized	6.00%
Total risk-based capital Minimum	8.00%
Total risk-based capital Well Capitalized	10.00%
Leverage Minimum	4.00%
Leverage Well Capitalized	5.00%
Total U.S. Bancorp [Member]
Regulatory capital ratios
Tier one capital	29,173	25,947
As a percent of risk-weighted assets	10.80%	10.50%
As a percent of adjusted quarterly average assets (leverage ratio)	9.10%	9.10%
Total risk-based capital	$ 36,067	$ 33,033
As a percent of risk-weighted assets	13.30%	13.30%
US Bank National Association [Member]
Regulatory capital ratios
Tier 1 capital	9.60%	9.00%
Total risk-based capital, percentage	12.50%	12.40%
Leverage	8.10%	7.70%
US Bank National Association ND [Member]
Regulatory capital ratios
Tier 1 capital	13.40%	14.10%
Total risk-based capital, percentage	16.40%	17.20%
Leverage	12.90%	13.70%